Revision of Prior Period Financial Statements - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaids and other current assets	$ 5,952		$ 15,463
Total current assets	42,362		58,372
Other noncurrent assets	4,925		4,146
Total assets	57,520		72,771
Accumulated deficit	(222,069)		(197,523)
Total stockholders' equity (deficit)	(19,963)	$ (7,685)	(195,346)	$ (176,001)	$ (161,259)	$ (151,057)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)	$ 57,520		72,771
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' equity (deficit)			(195,346)			(151,057)
Previously Reported | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaids and other current assets			15,806
Total current assets			58,715
Other noncurrent assets			1,006
Total assets			69,974
Accumulated deficit			(200,320)
Total stockholders' equity (deficit)		(10,828)	(198,143)	(178,595)	(163,210)	(152,706)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)			69,974
Adjustment | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaids and other current assets			(343)
Total current assets			(343)
Other noncurrent assets			3,140
Total assets			2,797
Accumulated deficit			2,797
Total stockholders' equity (deficit)		$ 3,143	2,797	$ 2,594	$ 1,951	$ 1,649
Total liabilities, convertible preferred shares and stockholders' equity (deficit)			$ 2,797